Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and contingencies [abstract]
Estimated Future Payments Under Contract	Estimated future payments under this contract for upcoming fiscal years are as follows:

Year	Payment
2025	254,035
2026	271,235
2027	132,621
Total	U.S.$	657,891

Summary of Future Payments for Lease	As of December 31, 2024 and 2023, the estimated value of the commitments that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2024		2023
Up to 1 year	Ps.	26,894,474	Ps.	23,288,148
1 to 3 years	28,447,421		43,095,406
4 to 5 years	17,469,459		23,353,908
More than 5 years	576,348		1,728,547
Total	Ps.	73,387,702	Ps.	91,466,009